Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000147985 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Russia ETF
Class Name	iShares MSCI Russia ETF
Trading Symbol	ERUS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Russia ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Russia ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
The Fund entered a Plan of Liquidation on June 15, 2022 (the “Effective Date”) and is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. Standard performance information for the Fund is not applicable because the Fund is in liquidation, no longer issues shares, and is distributing proceeds from the sale of certain investments.
The Fund has distributed $4.10 per share since the Effective Date. The net asset value of a share was $0.03 on August 31, 2026, which includes the then-current value of investments held by the Fund and a reserve amount estimated to meet the Fund’s expected transaction costs associated with the liquidation.
The Fund’s return from January 1, 2022 through August 31, 2026, based on the change in its net asset value plus the impact of distributions but without reinvestment of the distributions, is (90.22)%.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 461,720
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$461,720
Number of Portfolio Holdings	16
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	98.8%
Sberbank of Russia PJSC	0.5%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.2%
Moscow Exchange MICEX-RTS PJSC	0.1%
Mobile TeleSystems PJSC	0.1%
Rosneft Oil Co. PJSC	0.1%
Severstal PAO	0.0	%(a)
VK Co. Ltd.	0.0	%(a)
X5 Retail Group NV, GDR	0.0	%(a)
(a)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	98.8%
Sberbank of Russia PJSC	0.5%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.2%
Moscow Exchange MICEX-RTS PJSC	0.1%
Mobile TeleSystems PJSC	0.1%
Rosneft Oil Co. PJSC	0.1%
Severstal PAO	0.0	%(a)
VK Co. Ltd.	0.0	%(a)
X5 Retail Group NV, GDR	0.0	%(a)
(a)	Rounds to less than 0.1%.